(Losses) earnings per share	12 Months Ended
Dec. 31, 2021
(Losses)/earnings per share
(Losses)/earnings per share
33	(Losses)/earnings per share

The basic earnings per share is calculated by dividing the consolidated net profit attributable to the equity holders of the Company excluding cumulative distribution of other equity instruments by the weighted average number of the Company’s outstanding ordinary shares during the year:

	For the year ended 31 December
	2021	2020	2019

Consolidated net (loss)/profit attributable to equity holders of the Company	(10,636,194)	2,377,851	766,345
Less: cumulative distribution of other equity instruments	2,137,420	1,770,469	685,922

Consolidated net (loss)/profit attributable to ordinary shareholders of the Company	(12,773,614)	607,382	80,423

Weighted average number of the Company’s outstanding ordinary shares (’000) *	15,698,093	15,698,093	15,698,093

Basic and diluted (losses)/earnings per share (RMB)	(0.81)	0.04	0.01

*Weighted average number of ordinary shares:

	2021	2020	2019
	’000	’000	’000

Issued ordinary shares at 1 January	15,698,093	15,698,093	15,698,093

Weighted average number of ordinary shares at 31 December	15,698,093	15,698,093	15,698,093

There was no dilutive effect on earnings per share since the Company had no dilutive potential ordinary shares for the years ended 31 December 2021, 2020 and 2019.